REVERSAL OF IMPAIRMENT OF FINANCIAL ASSETS, NET (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
REVERSAL OF IMPAIRMENT OF FINANCIAL ASSETS, NET
(Impairment) / Reversal on impairment on financial assets	€ 22,696	€ 3,091	€ 3,333
Reversal of receivables from the Silicon Group
REVERSAL OF IMPAIRMENT OF FINANCIAL ASSETS, NET
(Impairment) / Reversal on impairment on financial assets	21,375
Shareholder loan (included in trade and other receivables)
REVERSAL OF IMPAIRMENT OF FINANCIAL ASSETS, NET
(Impairment) / Reversal on impairment on financial assets	1,418	€ 3,091	3,284
Other
REVERSAL OF IMPAIRMENT OF FINANCIAL ASSETS, NET
(Impairment) / Reversal on impairment on financial assets	€ (97)		€ 49